As filed with the Securities and Exchange Commission on February 18, 2004


                                            Securities Act File No. 333-109472
                                      Investment Company Act File No. 811-6669


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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                           ------------------------


                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                           ------------------------

[   ] Pre-Effective Amendment No.           [X] Post-Effective Amendment No. 1

                       (Check appropriate box or boxes)

                           ------------------------

                  MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.

              (Exact name of Registrant as Specified in Charter)

                           ------------------------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                           ------------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                           ------------------------

                                Terry K. Glenn
                  Merrill Lynch Fundamental Growth Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)


                           ------------------------

                                  Copies to:
         Andrew J. Donohue, Esq                      Frank P. Bruno, Esq.
Merrill Lynch Investment Managers, L.P.         Sidley Austin Brown & Wood LLP
             P.O. Box 9011                            787 Seventh Avenue
       Plainsboro, NJ 08543-9011                   New York, New York 10019

                           ------------------------

     Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes effective under the Securities Act of 1933.

                           ------------------------

     Title of Securities to Be Registered: Shares of common stock, par value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940.

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



     This Post-Effective Amendment No. 1 to Merrill Lynch Fundamental Growth Fund, Inc.'s (the "Registrant") Registration Statement on Form N-14 (File No. 333-109472) (the "N-14 Registration Statement") consists of the following:

(1)  Facing Sheet of this N-14 Registration Statement.

(2)  Part C of this N-14 Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to this N-14 Registration Statement filed on November 3, 2003.

     This Post-Effective Amendment No. 1 to the N-14 Registration Statement is being filed solely to file an opinion of Sidley Austin Brown & Wood LLP, tax counsel for the Registrant, as Exhibit 12 to the N-14 Registration Statement. The tax opinion relates to the reorganization of Mercury Growth Opportunity Fund, a series of The Asset Program, Inc., into the Registrant.



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


                                    PART C

                               OTHER INFORMATION

Item 15.   Exhibits.


 1(a)     --  Articles of Incorporation of the Registrant, dated April 29,
              1992.(a)
  (b)     --  Articles of Amendment, dated July 7, 1992, to the Articles of
              Incorporation of the Registrant.(a)
  (c)     --  Articles of Amendment, dated October 17, 1994, to the Articles of Incorporation of the Registrant.(a)
  (d)     --  Articles of Amendment, dated May 3, 2002, to the Articles of
              Incorporation of the Registrant.(i)
  (e)     --  Articles Supplementary, dated October 17, 1994, to the Articles of Incorporation of the Registrant.(a)
  (f)     --  Articles Supplementary, dated October 17, 1994, to the Articles of Incorporation of the Registrant.(a)
  (g)     --  Articles Supplementary, dated November 17, 1999, to the Articles of Incorporation of the Registrant.(j)
  (h)     --  Articles Supplementary, dated October 20, 2000, to the Articles of Incorporation of the Registrant.(l)
  (i)     --  Articles Supplementary, dated December 11, 2001, to the Articles of Incorporation of the Registrant.(d)
  (j)     --  Articles Supplementary, dated December 9, 2002, to the Articles of Incorporation of the Registrant.(i)

  (k)     --  Articles of Amendment, dated March 21, 2003, to the Articles of
              Incorporation of the Registrant. (u)
 2        --  Amended and Restated By-Laws of the Registrant, dated April 14,
              2003.(u)

 3        --  Not applicable.
 4        --  Form of Agreement and Plan between the Registrant and Mercury
              Growth Opportunity Fund ("Growth Opportunity"), a series of The
              Asset Program, Inc.(f)
 5        --  Portions of the Articles of Incorporation, as amended and supplemented, and Amended and Restated By-Laws of the Registrant
              defining the rights of holders of shares of common stock of the
              Registrant.(b)
 6(a)     --  Management Agreement, as amended, between the Registrant and
              Merrill Lynch Investment Managers, L.P. (the "Manager").(d)
  (b)     --  Form of Sub-Advisory Agreement between the Manager and Merrill
              Lynch Asset Management U.K. Limited.(n)
 7        --  Form of Distribution Agreement between the Registrant and FAM
              Distributors, Inc. (the "Distributor").(g)
 8        --  None.
 9        --  Form of Custody Agreement between the Registrant and JP Morgan
              Chase.(o)
10(a)     --  Form of Amended and Restated Class A Distribution Plan of the
              Registrant.(c)
  (b)     --  Form of Amended and Restated Class B Distribution Plan of the
              Registrant.(h)
  (c)     --  Form of Amended and Restated Class C Distribution Plan of the
              Registrant.(h)
  (d)     --  Form of Class R Distribution Plan of the Registrant.(q)
  (e)     --  Revised Merrill Lynch Select Pricing(SM) System Plan pursuant to
              Rule 18f-3.(c)

11        --  Opinion of Sidley Austin Brown & Wood LLP, counsel to the
              Registrant. (v)
12        --  Tax Opinion of Sidley Austin Brown & Wood LLP, counsel to the
              Registrant and Growth Opportunity.

13(a)(1) Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(a)
  (a)(2)  --  Amendment to the Transfer Agency, Dividend Disbursing Agency and
              Shareholder Servicing Agency Agreement dated July 11, 2001.(i)
  (a)(3)  --  Amendment to the Transfer Agency, Dividend Disbursing Agency and
              Shareholder Servicing Agency Agreement dated December 1,
              2001.(i)

  (a)(4)  --  Amendment to the Transfer Agency, Dividend Disbursing Agency and
              Shareholder Servicing Agency Agreement dated January 1, 2003.(u)

    (b) -- Agreement between Merrill Lynch & Co., Inc. and Registrant relating to Registrant's use of Merrill Lynch name.(a)
  (c)(1)  --  Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(e)
  (c)(2)  --  Form of Second Amended and Restated Credit Agreement among the
              Registrant, a syndicate of banks and certain other parties.(m)
  (c)(3)  --  Form of Third Amended and Restated Credit Agreement among the
              Registrant, a syndicate of banks and certain other parties.(s)

  (c)(4)  --  Form of Fourth Amended and Restated Credit Agreement among the
              Registrant, a syndicate of Banks and certain other parties. (w)

    (d) -- Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust

              Company.(k)
  (e)     --  Form of Securities Lending Agency Agreement.(p)

14(a)     --  Consent of Ernst & Young LLP, independent auditors for the
              Registrant.(v)
  (b)     --  Consent of Deloitte & Touche LLP, independent auditors for
              Growth Opportunity.(v)

15        --  Not Applicable.
16        --  Power of Attorney.(t)

17(a)     --  Prospectus dated January 1, 2003, and Statement of Additional
              Information dated January 1, 2003, of the Registrant.(v)
  (b)     --  Annual Report to Stockholders of the Registrant for the fiscal year ended August 31, 2003.(v)
  (c)     --  Prospectus dated May 28, 2003, and Statement of Additional
              Information dated May 28, 2003, of Growth Opportunity.(v)
  (d)     --  Annual Report to Stockholders of Growth Opportunity for the
              fiscal year ended January 31, 2003.(v)
  (e)     --  Semi-Annual Report to Stockholders of Growth Opportunity for the
              six months ended July 31, 2003.(v)

  (f)     --  Form of Proxy.(t)

(a) Re-Filed on December 21, 1995, as an exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") pursuant to the Electronic Data Gathering Analysis and Retrieval ("EDGAR") requirements.

(b) Reference is made to Article II, Article IV, Article V (sections 2, 3, 4 and 6), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, previously filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's Amended and Restated By-Laws previously filed as Exhibit (2) to the Registration Statement.

(c) Incorporated by reference to Exhibits 13(a) and 14 to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Merrill Lynch Pacific Fund, Inc. filed on April 17, 2003 (File No. 2-56978).

(d) Filed on December 11, 2001 as an exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

(e) Incorporated by reference to Exhibit 8(b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973) filed on December 14, 2000.

(f) Included as Exhibit I to the Proxy Statement and Prospectus contained the Registration Statement.

(g) Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of Merrill Lynch Adjustable Rate Securities Fund, Inc. (File No. 33-40332), filed on July 5, 2000.

(h) Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Merrill Lynch Adjustable Rate Securities Fund, Inc. (File No. 33-40332), filed on September 28, 2000.

(i) Filed on December 30, 2002 as an exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement.

(j) Filed on December 1, 1999 as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement.

(k) Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(l) Filed on November 30, 2000 as an exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.

(m) Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.

(n) Filed on December 23, 1996 as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.

(o) Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Mercury Global Holdings, Inc. (File No. 2-9834), filed on March 28, 2002.

(p) Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.

(q) Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002

(r) Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

(s) Incorporated by reference to Exhibit (b)(3) of the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (333-39837), filed on December 13, 2002.

(t) Filed as an Exhibit to the Registrant's Registration Statement on Form N-14 (File No. 333-109472), filed on October 3, 2003.


(u) Filed on December 19, 2003 as an exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement.

(v) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-109472), filed on November 3, 2003.

(w) Incorporated by reference to Exhibits 8(c)(4) and 15 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Merrill Lynch Global Growth Fund, Inc. (File No. 333-32899), filed on December 4, 2003.


Item 16.  Indemnification.

     Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's Amended and Restated By-Laws,
Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

     Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's Amended and Restated By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

                                  SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 18th of February, 2004.


                           MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
                                 (Registrant)


                           By: /s/ Donald C. Burke
                               -----------------------------------------------

                               (Donald C. Burke, Vice President and Treasurer)

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


            Signature                                   Title                                       Date
---------------------------------   ----------------------------------------------      ----------------------------

                *                   President (Principal Executive
---------------------------------
         (Terry K. Glenn)           Officer) and Director

                *                   Vice President and Treasurer
---------------------------------
        (Donald C. Burke)           (Principal Financial
                                    And Accounting Officer)

                *                   Director
---------------------------------
       (James H. Bodurtha)

                *                   Director
---------------------------------
           (Joe Grills)

                *                   Director
---------------------------------
       (Herbert I. London)

                *                   Director
---------------------------------
        (Andre F. Perold)

                *                   Director
---------------------------------
      (Roberta Cooper Ramo)

                *                   Director
---------------------------------
     (Robert S. Salomon, Jr.)

                *                   Director
---------------------------------
      (Stephen B. Swensrud)


     * This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.



* By:   /s/ Donald C. Burke                                 February 18, 2004
       ----------------------------------------
         (Donald C. Burke, Attorney-in-Fact)

                                 EXHIBIT INDEX


(12)      --  Opinion of Sidley Austin Brown & Wood LLP, tax counsel for the
              Registrant, as to the reorganization of Mercury Growth Opportunity Fund, a series of The Asset Program, Inc., into the Registrant.